CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	355,422,347	352,562,636
Common stock, shares outstanding (in shares)	355,422,347	352,562,636